STOCKHOLDERS’ EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands											3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended			16 Months Ended
	Sep. 30, 2025	May 23, 2025	Apr. 01, 2025	Dec. 31, 2024	Dec. 20, 2024	Oct. 21, 2024	Jun. 26, 2024	May 20, 2024	Feb. 01, 2024	Apr. 21, 2023	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	May 22, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	May 03, 2024
Class of Stock [Line Items]
Proceeds from issuance of common stock										$ 11,704
Offering expenses			$ 979							$ 546
Warrants not settleable in cash, fair value disclosure									$ 4,279
Cash fee (as a percent)			7.00%			7.00%
Management fee (as a percent)			1.00%			1.00%
Reimbursement of accountable expenses			$ 25,000			$ 25
Reimbursement of non-accountable expenses						10
Warrant issuance						$ 1,526											$ 532
Pre-Funded Warrants
Class of Stock [Line Items]
Proceeds from issuance of common stock												$ 3,605
Warrant exercise price (in usd per share)			$ 0.0001				$ 0.0017		$ 0.0221
Number of shares called by each warrant							1		1
Series B-1 Common Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)									$ 243.10
Number of shares called by each warrant									1
Series B-2 Common Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)									$ 243.10
Number of shares called by each warrant									1
Series A-1 Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)									$ 0.0001
Series C-1 Common Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)							$ 31.11
Number of shares called by each warrant							1
Series C-2 Common Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)							$ 31.11
Number of shares called by each warrant							1
Pre-Funded And Series C Warrants
Class of Stock [Line Items]
Warrants not settleable in cash, fair value disclosure							$ 2,908
June 2024 PA Warrants
Class of Stock [Line Items]
Warrants granted (in shares)						3,140	9,001												9,002
Warrant exercise price (in usd per share)						$ 21.25	$ 38.89												$ 38.89
Warrants not settleable in cash, fair value disclosure							$ 229
Prior Warrants
Class of Stock [Line Items]
Warrants granted (in shares)						44,842
Warrant exercise price (in usd per share)						$ 17.00
Proceeds from warrant exercise, net of offering cost						$ 609
Class of warrant or right, offering cost						154
Warrant issuance						$ 1,911
Series D-1 Warrants
Class of Stock [Line Items]
Warrants granted (in shares)						44,839
Series D-2 Warrants
Class of Stock [Line Items]
Warrants granted (in shares)						44,839
Series D Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)						$ 17.00
Public Offering
Class of Stock [Line Items]
Offering expenses							$ 1,057		$ 1,110
Sale of stock (in shares)			202,000				3,529		1,495
Net proceeds from sale of stock							$ 3,172		$ 4,389
Number of securities issued (in shares)							1		1
Sale of stock, price per share (in usd per share)			$ 3.60				$ 31.11		$ 243.10
Public Offering | Pre-Funded Warrants
Class of Stock [Line Items]
Number of shares (in shares)			1,186,888				125,047		21,131
Warrants granted (in shares)			1,186,888				125,047		21,131
Number of securities issued (in shares)							1		1
Public Offering | Series B-1 Common Warrants
Class of Stock [Line Items]
Number of shares (in shares)									22,631
Warrants granted (in shares)									22,631
Number of securities issued (in shares)									1
Public Offering | Series B-2 Common Warrants
Class of Stock [Line Items]
Number of shares (in shares)									22,631
Warrants granted (in shares)									22,631
Number of securities issued (in shares)									1
Public Offering | Series C-1 Common Warrants
Class of Stock [Line Items]
Number of shares (in shares)							128,577
Warrants granted (in shares)							128,577
Number of securities issued (in shares)							1
Public Offering | Series C-2 Common Warrants
Class of Stock [Line Items]
Number of shares (in shares)							128,577
Warrants granted (in shares)							128,577
Number of securities issued (in shares)							1
ATM
Class of Stock [Line Items]
Proceeds from issuance of common stock											$ 1,619	$ 3,605	$ 2,560	$ 1,988	$ 4,546	$ 3,604	0
Offering expenses																		$ 308
Sale of stock (in shares)											771,927	325,618	1,354,481					1,680,099
Net proceeds from sale of stock	$ 5,858			$ 3,467							$ 1,565		$ 2,475
Sale of stock, maximum value of shares offered		$ 1,759			$ 322			$ 10,000
Sale of stock, agent compensation, percentage								3.00%
ATM | Weighted Average
Class of Stock [Line Items]
Sale of stock, price per share (in usd per share)	$ 3.67			$ 11.07							$ 3.67	$ 11.07	$ 3.67			$ 11.07		$ 3.67
Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)										164
Additional shares converted into common stock (in shares)										656
Additional Paid-in Capital
Class of Stock [Line Items]
Warrant issuance																	$ 532
Investor
Class of Stock [Line Items]
Investment in cash										$ 12,250